Notes Payable - Additional Information (Detail) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 19, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) ARRANGEMENT TERMLOANS	Dec. 31, 2024 USD ($) ARRANGEMENT TERMLOANS	Mar. 26, 2024 USD ($)	Jun. 23, 2023 USD ($)	Dec. 21, 2020 USD ($)
Debt Instrument [Line Items]
Reduction in the outstanding loan amount		$ 5,000
Payment made by borrower for benefit of lenders	$ 7,000
Event of default	3,500
Loss on debt extinguishment	(400)		$ 429	$ 0
Kiosk Franchise Profit Sharing Arrangements [Member]
Debt Instrument [Line Items]
Number of arrangements | ARRANGEMENT			5	7
Franchise Profit Sharing Arrangements One [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 20,700	$ 15,800
Debt instrument, maturity month and year			2033-03	2029-02
Franchise Profit Sharing Arrangements Two [Member]
Debt Instrument [Line Items]
Debt instrument, maturity month and year			2033-04	2033-02
Franchise Profit Sharing Arrangements Three [Member]
Debt Instrument [Line Items]
Debt instrument, maturity month and year			2033-06
Franchise Profit Sharing Arrangements Four [Member]
Debt Instrument [Line Items]
Debt instrument, maturity month and year			2033-08
Tranche A Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	3,500
Tranche B Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 3,500
Old Note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 25,000
New Note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 15,700	$ 20,800
Debt instrument, interest rate, stated percentage						17.00%
Deferred financing costs outstanding					3,200
Unamortized deferred loan costs write off					2,700
Loan origination fees related to amendment					500
Deferred financing costs					1,400
Debt instrument exit Fee					1,300
Debt instrument additional exit fee					1,300
Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					35,600
Debt outstanding					19,900
Additional principal amount resulting in net cash flow					$ 15,200
Number of collateralized term loans | TERMLOANS			0	5
Debt instrument term				36 months
Term Loan Facility [Member] | 36-Month Collateralized Term Loans One [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 2,600
Debt instrument, interest rate, stated percentage				16.86%
Term Loan Facility [Member] | 36-Month Collateralized Term Loans Two [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				17.42%